UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

FORM N-Q

JUNE 30, 2017

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.8%
Education - 16.0%
Cumberland County, PA, Municipal Authority College Revenue, AICUP Financing Program, Dickinson College	5.000%	11/1/39	$1,210,000	$1,294,978
Delaware County, PA, Authority Revenue:
Villanova University	5.000%	12/1/27	350,000	422,258
Villanova University	5.000%	12/1/28	755,000	903,878
Northampton County, PA, General Purpose Authority College Revenue, Lafayette College	5.000%	11/1/47	2,000,000	2,312,280
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	5.000%	11/1/22	1,125,000	1,279,249
Drexel University	5.000%	5/1/31	10,000,000	11,070,400
La Salle University	5.000%	5/1/29	1,500,000	1,651,845
La Salle University	5.000%	5/1/37	1,700,000	1,813,356
La Salle University	5.000%	5/1/42	2,000,000	2,110,560
Thomas Jefferson University	5.000%	9/1/45	5,000,000	5,563,350
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	5.875%	4/1/32	450,000	467,109
Performing Arts Charter School Project	6.000%	6/15/23	845,000	874,820	(a)
University of California, CA, Revenue	0.860%	5/15/48	200,000	200,000	(b)
Washington County, PA, IDA, College Revenue, Washington and Jefferson College	5.000%	11/1/36	3,700,000	3,993,188

Total Education				33,957,271

Health Care - 18.8%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, NATL	6.000%	7/1/24	1,000,000	1,253,660
Health Center-UPMC Health, NATL	6.000%	7/1/26	2,250,000	2,899,125
Chester County, PA, HEFA, Health System Revenue	5.000%	5/15/40	7,500,000	7,928,775
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	645,000	724,025
Lancaster County, PA, Hospital Authority Revenue, Health Center, Landis Homes Retirement Community Project	5.000%	7/1/45	3,000,000	3,209,700
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre	5.000%	7/1/41	1,000,000	1,101,020
Montgomery County, PA, IDA Revenue, Acts Retirement-Life Communities	5.000%	11/15/24	3,250,000	3,655,860
Montgomery County, PA, IDA, Health Facilities Revenue, Jefferson Health System	5.000%	10/1/41	6,000,000	6,525,840
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	8,000,000	8,668,000
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East	5.000%	11/15/40	3,745,000	4,062,314

Total Health Care				40,028,319

Industrial Revenue - 1.1%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	2,000,000	2,075,520
Delaware County, PA, IDA Revenue, Resources Recovery Facilities	6.200%	7/1/19	375,000	375,877

Total Industrial Revenue				2,451,397

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 1.1%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, AMBAC	5.500%	8/1/28	$1,000,000	$1,215,030
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	250,000	281,953
Philadelphia School District Project, AGM	5.000%	6/1/33	750,000	837,540

Total Leasing				2,334,523

Local General Obligation - 9.4%
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	4,000,000	4,492,320
Lackawanna County, PA, GO:
AGC	5.875%	9/15/30	4,375,000	4,780,081
AGC	6.000%	9/15/32	2,730,000	2,988,859
Luzerne County, PA, GO, AGM	5.000%	11/15/29	5,000,000	5,585,300
Scranton, PA, School District, GO, AGM	5.000%	7/15/38	2,000,000	2,030,220

Total Local General Obligation				19,876,780

Power - 2.5%
Guam Power Authority Revenue:
AGM	5.000%	10/1/39	750,000	831,442
AGM	5.000%	10/1/44	1,000,000	1,102,440
Philadelphia, PA, Gas Works Revenue	5.000%	8/1/31	1,250,000	1,429,900
Philadelphia, PA, Gas Works Revenue, AMBAC, 1998 General Ordinance	5.000%	10/1/18	1,845,000	1,862,823

Total Power				5,226,605

Pre-Refunded/Escrowed to Maturity - 20.2%
Erie, PA, Water Authority Revenue, AGM	5.000%	12/1/43	5,575,000	5,882,405	(c)
Hampden Township, PA, GO	5.000%	5/15/37	1,660,000	1,865,823	(c)
Lancaster County, PA, Hospital Authority Revenue, Health Systems, Lancaster General Hospital	5.000%	7/1/42	3,350,000	3,872,600	(c)
Lehigh County, PA, General Purpose Authority Revenue:
Muhlenberg College Project	5.250%	2/1/34	1,075,000	1,144,735	(c)
Muhlenberg College Project	5.250%	2/1/39	3,615,000	3,849,505	(c)
Pennsylvania Convention Center Authority Revenue, FGIC	6.000%	9/1/19	1,000,000	1,055,990	(d)
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,358,420	(c)
Pennsylvania State IDA Revenue, Economic Development	5.500%	7/1/23	2,500,000	2,612,150	(c)
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	6,000,000	6,230,760	(c)
Pennsylvania State Turnpike Commission Revenue:
AGC	5.000%	6/1/39	1,290,000	1,384,209	(c)
AGC	5.000%	6/1/39	385,000	413,117	(c)(e)
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	8,000,000	8,567,440	(c)
Philadelphia, PA, Gas Works Revenue, NATL	7.000%	5/15/20	145,000	159,584	(d)
Snyder County, PA, Higher Education Authority, University Revenue, Susquehanna University Project	5.000%	1/1/38	2,000,000	2,078,900	(c)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East	5.000%	11/15/40	255,000	286,171	(c)

State Public School Building Authority, College Revenue, Delaware County Community College Project, AGM	5.000%	10/1/27	1,250,000	1,287,125	(c)

Total Pre-Refunded/Escrowed to Maturity				43,048,934

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Solid Waste/Resource Recovery - 1.8%
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.625%	11/1/21	$3,750,000	$3,870,075	(f)

Special Tax Obligation - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	610,000	484,950
Matching Fund Loan	6.000%	10/1/39	385,000	284,900

Total Special Tax Obligation				769,850

Transportation - 13.4%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/40	4,000,000	4,288,600
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Port District Project	5.000%	1/1/25	2,715,000	3,031,433
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/23	1,000,000	1,155,570
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/42	2,000,000	2,309,340
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	4,000,000	4,468,200
Pennsylvania State Turnpike Commission Revenue, AGC	5.00%	6/1/39	1,125,000	1,194,199
Pennsylvania State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds	5.000%	6/1/39	2,250,000	2,488,050
Philadelphia, PA, Airport Revenue	5.000%	6/15/35	3,300,000	3,674,418	(f)
Westmoreland County, PA, Municipal Authority Revenue, Capital Appreciation, AGM	0.000%	8/15/30	8,830,000	5,764,313

Total Transportation				28,374,123

Water & Sewer - 14.1%
Capital Region Water, PA, Water Revenue, BAM	5.000%	7/15/29	250,000	294,903
Delaware County, PA, Regional Water Quality Control Authority Revenue	5.000%	11/1/46	5,000,000	5,702,750
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,250,000	2,541,442
Erie, PA, Water Authority Revenue, AGM	5.000%	12/1/43	1,425,000	1,487,657
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	9,000,000	9,717,120
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance	5.000%	10/1/31	1,575,000	1,831,536
1998 General Ordinance	5.000%	10/1/32	1,300,000	1,498,133
1998 General Ordinance	5.000%	10/1/33	1,000,000	1,147,210
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	2,000,000	2,237,040
Westmoreland County, PA, Municipal Authority Revenue, BAM	5.000%	8/15/42	3,000,000	3,396,600

Total Water & Sewer				29,854,391

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $198,524,615)				209,792,268

SHORT-TERM INVESTMENTS - 0.5%
MUNICIPAL BONDS - 0.4%
Finance - 0.1%
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	1.020%	8/1/23	100,000	100,000	(g)(h)

Health Care - 0.3%
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.900%	7/1/27	700,000	700,000	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 0.0%
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.900%	11/1/26	$100,000	$100,000	(g)(h)

TOTAL MUNICIPAL BONDS (Cost - $900,000)				900,000

			SHARES
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $62,815)	0.935%		62,815	62,815

TOTAL SHORT-TERM INVESTMENTS (Cost - $962,815)				962,815

TOTAL INVESTMENTS - 99.3% (Cost - $199,487,430#)				210,755,083
Other Assets in Excess of Liabilities - 0.7%				1,554,714

TOTAL NET ASSETS - 100.0%				$212,309,797

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
UPMC	— University of Pittsburgh Medical Center

At June 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	34	9/17	$5,169,436	$5,225,375	$55,939

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited) (continued)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$209,792,268	—	$209,792,268

Short-Term Investments†:
Municipal Bonds	—	900,000	—	900,000
Money Market Funds	$62,815	—	—	62,815

Total Short-Term Investments	62,815	900,000	—	962,815

Total Investments	$62,815	$210,692,268	—	$210,755,083

Other Financial Instruments:
Futures Contracts	55,939	—	—	55,939

Total	$118,754	$210,692,268	—	$210,811,022

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,390,865
Gross unrealized depreciation	(1,123,212)

Net unrealized appreciation	$11,267,653

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2017